Shareholders’ Equity (Details) - $ / shares			1 Months Ended
	Jan. 12, 2022	Dec. 08, 2021	Mar. 23, 2022	Jun. 03, 2022
Shareholders’ Equity (Details) [Line Items]
Granted options shares, description			On March 23, 2022, the Company granted 30,434 options to purchase an aggregate of 30,434 ordinary shares to five officers of the Company, as follows: (i) 13,720 options for the Company’s CEO; and (ii) 16,714 options for four officers, at an exercise price of $1.98 per share. The options will vest as follows: a quarter after one year and the rest will vest in 12 equal quarterly installments over a period of three years from March 23, 2022. The options are exercisable for 10 years from the date of grant
Warrants issued share price				1,034,000
Exercised ordinary shares		1,034,000
Exercise price per share		$ 0.001
Business Combination [Member] | Chief Executive Officer [Member]
Shareholders’ Equity (Details) [Line Items]
Granted options shares, description	On January 12, 2022, the Company granted 1,720,660 options to purchase an aggregate of 1,720,660 ordinary shares to 59 optionees of the Company, as follows: (i) 333,992 options to the Company’s CEO, the Chairman of the board of directors and a member of the board of directors; (ii) 443,674 options to five officers of the Company; and (iii) 942,994 options to 51 employees of the Company, at an exercise price of $3.63 per share. The options granted to the CEO, chairman of the board, board member and the officers will vest as follows: a quarter after one year and the balance will vest in 12 equal quarterly installments over a period of three years from January 12, 2022. The options granted to the 51 employees will vest in four equal installments over a period of four years from the date of grant. The options are exercisable for 10 years from the date of grant.